Terms of Interest Rate Swap Agreements (Detail) (Troy Metal Fabricating, LLC [Member], USD $) In Thousands, unless otherwise specified			12 Months Ended
	Jun. 30, 2013 Building Note Payable to Bank through April 2013 [Member]	Dec. 31, 2012 Building Note Payable to Bank through April 2013 [Member]	Dec. 31, 2012 Interest Rate Swap [Member] Building Note Payable to Bank through April 2013 [Member]	Dec. 31, 2011 Interest Rate Swap [Member] Building Note Payable to Bank through April 2013 [Member]	Dec. 31, 2012 Interest Rate Swap [Member] Equipment Note Payable to Bank through April 2013 [Member]	Dec. 31, 2011 Interest Rate Swap [Member] Equipment Note Payable to Bank through April 2013 [Member]
Derivative [Line Items]
Notional amount			$ 760	$ 781	$ 228	$ 433
Fixed rate	6.80%	6.80%	6.80%	6.80%	6.68%	6.68%
Floating rate			2.66%	2.73%	2.66%	2.73%
Maturity date			Apr. 02, 2013	Apr. 02, 2013	Apr. 02, 2013	Apr. 02, 2013